Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
EXPENSES
Administrative fee - related party	$ 45,000	$ 45,000	$ 180,000	$ 180,000
Consulting fees - related party	46,800	93,600	234,000	140,400
Non-redemption agreement expense			180,000	0
Business Combination Expenses	151,864
General and administrative	959,391	447,689	1,689,526	1,211,985
TOTAL EXPENSES	1,203,055	586,289	2,283,526	1,532,385
OTHER INCOME (EXPENSE)
Income earned on investments held in Trust Account	229,469	2,423,610	4,216,411	3,376,559
Income earned on cash and investment accounts	1,386	0	11,337	125
Interest expense	(10,805)	0	(19,404)	0
Change in fair value of warrant liabilities	(235,000)	470,000	1,410,000	11,640,000
TOTAL OTHER INCOME (EXPENSE), NET	(14,950)	2,893,610	5,618,344	15,016,684
Net income (loss) before income tax provision	(1,218,005)	2,307,321	3,334,818	13,484,299
Income tax provision	(41,875)	(596,774)	(861,417)	(630,066)
Net income (loss)	(1,259,880)	1,710,547	2,473,401	12,854,233
Common Class A [Member]
OTHER INCOME (EXPENSE)
Net income (loss)	$ (1,216,895)	$ 1,368,438	$ 2,121,460	$ 10,283,386
Weighted Average Number of Shares Outstanding, Basic	7,077,478	23,000,000	12,225,033	23,000,000
Weighted Average Number of Shares Outstanding, Diluted	7,077,478	23,000,000	12,225,033	23,000,000
Earnings Per Share, Basic	$ (0.17)	$ 0.06	$ 0.17	$ 0.45
Earnings Per Share, Diluted	$ (0.17)	$ 0.06	$ 0.17	$ 0.45
Common Class B [Member]
OTHER INCOME (EXPENSE)
Net income (loss)	$ (42,985)	$ 342,109	$ 351,941	$ 2,570,847
Weighted Average Number of Shares Outstanding, Basic	250,000	5,750,000	2,028,082	5,750,000
Weighted Average Number of Shares Outstanding, Diluted	250,000	5,750,000	2,028,082	5,750,000
Earnings Per Share, Basic	$ (0.17)	$ 0.06	$ 0.17	$ 0.45
Earnings Per Share, Diluted	$ (0.17)	$ 0.06	$ 0.17	$ 0.45